Financial Instruments and Risk Management - Carrying values (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 18, 2023 USD ($)
Convertible debenture
Disclosure of nature and extent of risks arising from financial instruments [line items]
Minimum amount of project financing required for maturity as condition two	$ 200,000,000			$ 200,000,000
Cost over-run facility unused	$ 100,000,000
Cash and cash equivalents | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value		$ 96,941	$ 91,135
Marketable securities | FVTPL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value		949	1,554
Receivables [Member] | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value		45	957
Deposits | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value		5,083	2,102
Accounts payable | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value		49,259	16,074
Convertible debenture | FVTPL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value			22,775
Convertible debenture - derivative | FVTPL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value		63,886
Other liabilities | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value		$ 4,867	$ 691